OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

(in thousands of $)	2021	2020
Deferred and prepaid charter revenue	21,505	15,156
Employee taxes	35	34
Other items	1,206	895
	22,746	16,085